Assets and Liabilities - Commitments and Contingencies - Additional Information (Details) € in Millions, kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2018 DKK (kr)	Aug. 31, 2018 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2016 USD ($)	Aug. 27, 2019 EUR (€)
Commitments And Contingencies Line Item
Milestone description			The first sales milestone is triggered on aggregated annual global net sales exceeding USD 100 million. The aggregate milestone payment obligation may be up to USD 50 million assuming aggregated annual global net sales in excess of USD 1 billion.	The first sales milestone is triggered on aggregated annual global net sales exceeding USD 100 million. The aggregate milestone payment obligation may be up to USD 50 million assuming aggregated annual global net sales in excess of USD 1 billion.
Aggregated annual global net sales exceeding				$ 100,000,000
Aggregate milestone payment obligation				50,000,000
Expected aggregated annual global net sales				$ 1,000,000,000
Non-lease contractual commitment | kr			kr 1.5		kr 0.5
Contractual capital commitments | kr			kr 192.0		kr 178.0
CytRx
Commitments And Contingencies Line Item
Clinical milestone paid on achievement								kr 0.6	$ 100,000
Maximum milestone payment for second non-ALS product									10,300,000
Milestone payment made upon enrollment of first patient in ALS clinical trials	kr 1.6	$ 250,000				kr 1.6	$ 250,000
Maximum milestone payment for ALS product							23,800,000
Additional maximum milestone payment for ALS product							$ 23,800,000
Percentage of royalty payable to related party			1.00%
CytRx | Top Of Range [Member]
Commitments And Contingencies Line Item
Clinical milestone paid on achievement									$ 12,100,000
Kreos Capital
Commitments And Contingencies Line Item
Borrowings | €										€ 18.0
Kreos Capital | Tranche 1
Commitments And Contingencies Line Item
Borrowings | €										€ 9.0